Revenue	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Revenue

7.	Revenue

The Group disaggregates revenue from contracts with customers by type of service, by timing of revenue recognition, and by geographical market. Management considers these categories best depict how the nature, amount, timing and uncertainty of revenue and cash flows are affected by economic factors.

By type of service	2025	2024	2023
	€’000	€’000	€’000
Engineering, installation and annual maintenance contracts	4,135	578	-
Bulk LPG deliveries	4,550	436	-
LPG cylinder sales	3,555	377	-
Metered LPG utility services	2,170	214	-
Hydrogen engineering and advisory services	5	-	4,144
Total Revenue	14,415	1,605	4,144

By timing of revenue recognition	2025	2024	2023
	€’000	€’000	€’000
Revenue recognised over time	4,135	578
Revenue recognised at a point in time	10,280	1,027	4,144
Total Revenue	14,415	1,605	4,144

Engineering and installation contracts for centralised gas systems and annual maintenance contracts are recognised over time as the customer simultaneously receives and consumes the benefits of the Group’s performance. Bulk LPG deliveries, cylinder sales and metered utility supply are recognised at the point in time at which control transfers to the customer, being delivery or metered consumption.

By geographical market	2025	2024	2023
	€’000	€’000	€’000
United Arab Emirates	14,410	1,605	-
Spain	5	-	-
Portugal	-	-	4,144
Total Revenue	14,415	1,605	4,144

Revenue is attributed to geographical market based on the location of the customer. Revenue in the United Arab Emirates is generated through Al Shola Gas, which provides engineering, installation, bulk LPG, cylinder LPG, metered utility and annual maintenance services. Revenue in Spain was generated through BrightHydrogen Solutions’ engineering and advisory activities which commenced during 2025. Revenue attributed to Portugal in 2023 of €4.1 million related to the Group’s legacy hydrogen technology operations, which ceased during 2024 as part of the Group’s strategic repositioning. No revenue was generated from these activities in 2024.

No single external customer accounted for 10% or more of Group revenue in 2025, 2024 or 2023.